SCHEDULE I - Parent Company Information - Condensed Balance Sheets - Additional Information (Details) - $ / shares	Mar. 30, 2017	Dec. 29, 2016	Dec. 31, 2015
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Class A Common Stock
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	450,000,000	450,000,000	450,000,000
Common stock, shares issued	76,847,116	76,847,116	76,847,116
Common stock, shares outstanding	76,847,116	76,847,116	76,847,116
Class B Common Stock
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	412,470	395,742	250,602
Common stock, shares outstanding	412,470	395,742	250,602
Class C Common Stock
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	30,000,000	30,000,000	30,000,000
Common stock, shares issued	6,275,489	6,275,489	6,275,489
Common stock, shares outstanding	6,275,489	6,275,489	6,275,489
Parent Company [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		10,000,000	10,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Parent Company [Member] | Class A Common Stock
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common stock, par value		$ 0.001	$ 0.001
Common stock, shares authorized		450,000,000	450,000,000
Common stock, shares issued		76,847,116	76,847,116
Common stock, shares outstanding		76,847,116	76,847,116
Parent Company [Member] | Class B Common Stock
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common stock, par value		$ 0.001	$ 0.001
Common stock, shares authorized		10,000,000	10,000,000
Common stock, shares issued		395,742	250,602
Common stock, shares outstanding		395,742	250,602
Parent Company [Member] | Class C Common Stock
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common stock, par value		$ 0.001	$ 0.001
Common stock, shares authorized		30,000,000	30,000,000
Common stock, shares issued		6,275,489	6,275,489
Common stock, shares outstanding		6,275,489	6,275,489